SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.4%
Electronic Arts, Inc.(A)	903	$119,242

Interactive Media & Services – 8.4%
Alphabet, Inc., Class A(A)	139	197,371
Alphabet, Inc., Class C(A)	34	48,751
Facebook, Inc., Class A(A)	757	171,791

		417,913

Total Communication Services - 10.8%		537,155
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.2%
V.F. Corp.	1,015	61,842

Automobile Manufacturers – 1.5%
Ferrari N.V.	445	76,098

Automotive Retail – 1.0%
O’Reilly Automotive, Inc.(A)	116	49,058

Footwear – 0.7%
NIKE, Inc., Class B	368	36,040

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	449	112,575

Internet & Direct Marketing Retail – 8.7%
Amazon.com, Inc.(A)	112	308,036
Booking Holdings, Inc.(A)	78	124,805

		432,841

Specialty Stores – 2.5%
Tractor Supply Co.	952	125,481

Total Consumer Discretionary - 17.9%		893,935
Consumer Staples
Personal Products – 0.5%
Estee Lauder Co., Inc. (The), Class A	138	25,995

Soft Drinks – 3.0%
Coca-Cola Co. (The)	3,378	150,918

Total Consumer Staples - 3.5%		176,913
Financials
Financial Exchanges & Data – 2.8%
CME Group, Inc.	250	40,682
S&P Global, Inc.	296	97,554

		138,236

Total Financials - 2.8%		138,236
Health Care
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc.(A)	255	74,025
Health Care Equipment – 2.4%
Danaher Corp.	307	54,369
Intuitive Surgical, Inc.(A)	119	68,074

		122,443

Health Care Supplies – 1.9%
Cooper Cos., Inc. (The)	329	93,409

Health Care Technology – 2.8%
Cerner Corp.	2,079	142,513

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc.(A)	72	57,760

Managed Health Care – 2.8%
UnitedHealth Group, Inc.	471	138,823

Pharmaceuticals – 1.4%
Zoetis, Inc.	496	67,958

Total Health Care - 14.0%		696,931
Industrials
Aerospace & Defense – 1.2%
Northrop Grumman Corp.	202	62,238

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	311	39,341

Industrial Machinery – 2.3%
Stanley Black & Decker, Inc.	826	115,147

Railroads – 1.2%
Union Pacific Corp.	355	59,952

Research & Consulting Services – 2.1%
CoStar Group, Inc.(A)	44	30,926
Verisk Analytics, Inc., Class A	420	71,492

		102,418

Trucking – 1.2%
J.B. Hunt Transport Services, Inc.	514	61,817

Total Industrials - 8.8%		440,913
Information Technology
Application Software – 7.3%
Adobe, Inc.(A)	375	163,262
Intuit, Inc.	331	97,923
NVIDIA Corp.	270	102,415

		363,600

Communications Equipment – 3.2%
Motorola Solutions, Inc.	1,158	162,269

Data Processing & Outsourced Services – 10.9%
Broadridge Financial Solutions, Inc.	696	87,787
FleetCor Technologies, Inc.(A)	305	76,757
MasterCard, Inc., Class A	84	24,942
PayPal, Inc.(A)	707	123,179
Visa, Inc., Class A	1,202	232,222

		544,887

Internet Services & Infrastructure – 1.5%
VeriSign, Inc.(A)	356	73,640

Systems Software – 9.9%
Microsoft Corp.	2,425	493,498

Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	1,001	365,060

Total Information Technology - 40.1%		2,002,954
Real Estate
Specialized REITs – 1.5%
American Tower Corp., Class A	150	38,868
Equinix, Inc.	49	34,406

		73,274

Total Real Estate - 1.5%		73,274

TOTAL COMMON STOCKS – 99.4%		$4,960,311
(Cost: $2,619,763)

SHORT-TERM SECURITIES
Money Market Funds (B) - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	23,464	23,464

TOTAL SHORT-TERM SECURITIES – 0.5%		$23,464
(Cost: $23,464)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,983,775
(Cost: $2,643,227)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,971

NET ASSETS – 100.0%		$4,987,746

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,960,311	$—	$—
Short-Term Securities	23,464	—	—

Total	$4,983,775	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,643,227

Gross unrealized appreciation	2,428,303

Gross unrealized depreciation	(87,755)

Net unrealized appreciation	$2,340,548